Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of lease expense
Operating lease cost	¥ 51,081	¥ 46,092	¥ 40,926
Lease cost for leases with terms less than one year	1,045	856	1,542
Total lease cost	52,126	46,948	42,468
Finance lease	0	0
Variable lease cost	0	0	0
Sublease income	¥ 0	¥ 0	¥ 0